Warrant Liability (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Warrant Liability
Schedule of Warrant Liability Black-Scholes Model

The warrant liability was valued at the following dates using a Black-Scholes model with the following assumptions:

	September 30, 2023	December 31, 2022
Warrant liability:
Risk-free interest rate	4.74%	4.26%
Expected volatility	134.17%	112.58%
Expected life (in years)	4.03	4.78
Expected dividend yield	-	-

Fair Value of warrant liability	$80,514	$1,659,468

The warrant liability was valued at the following dates using a Black-Scholes model with the following assumptions:

	December 31, 2022	October 12, 2022 (date issued)
Warrant liability:
Risk-free interest rate	4.26%	4.12%
Expected volatility	112.58%	112.73%
Expected life (in years)	4.78	5.0
Expected dividend yield	-	-

Fair Value:
Warrant liability	$1,659,468	$5,161,574